Taxation	6 Months Ended
Jun. 30, 2018
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Taxation
9.	Taxation

The tax rate on profit before tax was 16.7% (30 June 2017: 18.7%; 31 December 2017: 9.3%). The decrease in the tax rate was largely because the gains on disposal of investments in the first half of 2018 were not taxable.

The tax charge may be affected by the Group’s geographic mix of profits, the changing international tax environment, the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward losses. Changes in local or international tax rules, or challenges by tax or competition authorities, for example, the European Commission’s state aid investigation into Group Financing Exemption in the UK CFC rules announced in October 2017, may expose us to additional tax liabilities or impact the carrying value of our deferred tax assets, which could affect the future tax charge.

The tax charge comprises:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Corporation tax
Current year	172.7	164.8	523.4
Prior years	(10.9)	(11.5)	(98.6)
	161.8	153.3	424.8
Deferred tax
Current year	(16.3)	(5.4)	(235.2)
Prior years	(4.5)	(2.4)	7.4
	(20.8)	(7.8)	(227.8)
Tax charge	141.0	145.5	197.0